ING VP GROWTH + VALUE

                         SUPPLEMENT DATED JUNE 18, 2003
                            TO THE CLASS R PROSPECTUS
                               DATED MAY 31, 2003

     Effective June 16, 2003, ING Investments, LLC assumed direct management of the investment portfolio of ING VP Growth + Value Portfolio (the "Portfolio"). As of that date Navellier Fund Management, Inc. (Navellier) no longer serves as sub-adviser to the Portfolio. Accordingly, the Prospectus is revised as follows:

1) The section on page 4 of the Prospectus entitled "ING VP Growth + Value Portfolio" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
ING VP GROWTH + VALUE PORTFOLIO                             ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE

The Portfolio seeks capital appreciation.

INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock.

The Portfolio invests in common stock of companies the portfolio managers believe are poised to rise in price. The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have changed.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY - the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the portfolio managers choose growth companies that do not grow as quickly as hoped, or that are not as undervalued as the managers' assessment indicates. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS - from time to time, the stock market may not favor the growth stocks at a reasonable price in which the Portfolio invests. Rather, the market could favor more speculative growth stocks or more "deep value" stocks.

INABILITY TO SELL SECURITIES - securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

PORTFOLIO TURNOVER - a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

2) The section on page 21 of the Prospectus entitled "Management of the Portfolios" is amended to add the following:

     VP GROWTH + VALUE PORTFOLIO

     The Portfolio has been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since June16, 2003. Matthew Price, portfolio manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, portfolio manager, joined ING as a managing director and portfolio manager in 1990.

3) The section on page 22 of the Prospectus entitled "Management of the Portfolios- ING VP Growth + Value Portfolio" is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING VP GROWTH + VALUE

                         SUPPLEMENT DATED JUNE 18, 2003
                            TO THE CLASS S PROSPECTUS
                               DATED MAY 31, 2003

     Effective June 16, 2003, ING Investments, LLC assumed direct management of the investment portfolio of ING VP Growth + Value Portfolio (the "Portfolio"). As of that date Navellier Fund Management, Inc. (Navellier) no longer serves as sub-adviser to the Portfolio. Accordingly, the Prospectus is revised as follows:

1) The section on page 4 of the Prospectus entitled "ING VP Growth + Value Portfolio" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
ING VP GROWTH + VALUE PORTFOLIO                             ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE

The Portfolio seeks capital appreciation.

INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of equity securities, including common and preferred stock.

The Portfolio invests in common stock of companies the portfolio managers believe are poised to rise in price. The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have changed.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY - the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio's performance will be affected if the portfolio managers choose growth companies that do not grow as quickly as hoped, or that are not as undervalued as the managers' assessment indicates. The Portfolio's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS - from time to time, the stock market may not favor the growth stocks at a reasonable price in which the Portfolio invests. Rather, the market could favor more speculative growth stocks or more "deep value" stocks.

INABILITY TO SELL SECURITIES - securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

PORTFOLIO TURNOVER - a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

2) The section on page 34 of the Prospectus entitled "Management of the Portfolios" is amended to add the following:

     VP GROWTH + VALUE PORTFOLIO

     The Portfolio has been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since June16, 2003. Matthew Price, portfolio manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, portfolio manager, joined ING as a managing director and portfolio manager in 1990.

3) The section on page 37 of the Prospectus entitled "Management of the Portfolios- ING VP Growth + Value Portfolio" is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING VP GROWTH + VALUE

                         SUPPLEMENT DATED JUNE 18, 2003
       TO THE VARIABLE PRODUCTS TRUST STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 31, 2002

     Effective June 16, 2003, ING Investments, LLC assumed direct management of the investment portfolio of ING VP Growth + Value Portfolio (the "Portfolio"). As of that date Navellier Fund Management, Inc. (Navellier) no longer serves as sub-adviser to the Portfolio. Accordingly, this Statement of Additional Information is revised as follows:

1) The first paragraph discussing Navellier as the Sub-Adviser of the VP Growth + Value Portfolio contained in the section entitled "Services of the Sub-Advisers" on page 61 is deleted in its entirety.

2) All other references to Navellier or the Portfolio being sub-advised in the SAI are hereby removed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE